INCOME TAX - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 416,571	$ 0
Change in valuation allowance	$ 105,559	$ (21,062)